DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 19,410	$ 17,434
Others	1,018	2,959
UT other liabilities	297,843	435,411
Total	318,271	455,804
Non Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	0	0
Others	0	0
UT other liabilities	0	0
Total	$ 0	$ 0